PGIM Core Bond Fund Expense Example, No Redemption - PGIM Core Bond Fund	Jul. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 389
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	684
Expense Example, No Redemption, 10 Years	1,131
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	512
Expense Example, No Redemption, 5 Years	900
Expense Example, No Redemption, 10 Years	1,714
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	4,863
Expense Example, No Redemption, 5 Years	7,553
Expense Example, No Redemption, 10 Years	10,206
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	250
Expense Example, No Redemption, 10 Years	579
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	34
Expense Example, No Redemption, 3 Years	113
Expense Example, No Redemption, 5 Years	199
Expense Example, No Redemption, 10 Years	$ 453